Retirement benefit plan	12 Months Ended
Dec. 31, 2021
Retirement benefit plan [Abstract]
Retirement benefit plan
17.	Retirement benefit plan

The Company participates in a collective foundation covering all of its employees including its executive officers. In addition to retirement benefits, the plan provides death or long-term disability benefits.

Contributions paid to the plan are computed as a percentage of salary, adjusted for the age of the employee and shared approximately 47% and 53% by employee and employer, respectively.

This plan is governed by the Swiss Law on Occupational Retirement, Survivors and Disability Pension Plans (BVG), which requires contributions to be made to a separately administered fund. The fund has the legal form of a foundation and it is governed by a board of trustees, which consists of an equal number of employer and employee representatives of its members. The board of trustees is responsible for the administration of the plan assets and for the definition of the investment strategy. The Company has no direct influence on the investment strategy of the foundation board.

The assets are invested by the pension plan, to which many companies contribute, in a diversified portfolio that respects the requirements of the Swiss BVG. Therefore, disaggregation of the pension assets and presentation of plan assets in classes that distinguish the nature and risks of those assets is not possible. Under the plan, both the Company and the employee share the costs equally. The structure of the plan and the legal provisions of the BVG mean that the employer is exposed to actuarial risks. The main risks are investment risk, interest risk, disability risk and the life expectancy of pensioners. Through our affiliation with the pension plan, the Company has minimized these risks, as they are shared between a much greater number of participants. On leaving the Company, a departing employee’s retirement savings are transferred to the pension institution of the new employer or to a vested benefits institution. This transfer mechanism may result in pension payments varying considerably from year to year.

The pension plan is exposed to Swiss inflation, interest rate risks and changes in the life expectancy for pensioners. For accounting purposes under IFRS, the plan is treated as a defined benefit plan in accordance with IAS 19.

As of January 1, 2019, the Company changed from a fully insured plan to a plan for which the Company now bears investment and old age risks. The new plan has a higher statutory coverage ratio, which led to an increase in plan assets of 10% (CHF 1.2 million) for the year ended December 31, 2019. The increase is presented in Table B as part of the line “Return on plan assets excluding interest income.”

The following table sets forth the status of the defined benefit pension plan and the amount that is recognized in the consolidated balance sheets:

	As of December 31,
In CHF thousands	2021	2020	2019
Defined benefit obligation	(33,889)	(30,213)	(26,624)
Fair value of plan assets	26,791	22,749	19,139
Total liability	(7,098)	(7,464)	(7,485)

The following amounts have been recorded as net pension cost in the consolidated statements of income/(loss):

	For the Years Ended December 31,
In CHF thousands	2021	2020	2019
Service cost	1,648	1,626	1,313
Interest cost	79	71	195
Interest income	(48)	(42)	(133)
Net pension cost	1,679	1,655	1,375

The changes in defined benefit obligation, fair value of plan assets and unrecognized gains/(losses) are as follows.

A.	Change in defined benefit obligation

	For the Years Ended December 31,
In CHF thousands	2021	2020	2019
Defined benefit obligation as of January 1	(30,213)	(26,624)	(17,942)
Service cost	(1,648)	(1,626)	(1,313)
Interest cost	(79)	(71)	(195)
Change in demographic assumptions	—	1,428	1,138
Change in financial assumptions	156	(71)	(2,171)
Change in experience assumptions	(252)	(931)	(2,003)
Benefits deposited	(894)	(1,467)	(3,382)
Employees’ contributions	(959)	(851)	(756)
Defined benefit obligation as of December 31	(33,889)	(30,213)	(26,624)

B.	Change in fair value of plan assets

	For the Years Ended December 31,
In CHF thousands	2021	2020	2019
Fair value of plan assets as of January 1	22,749	19,139	12,277
Interest income	48	42	133
Employees’ contributions	959	851	756
Employer’s contributions	1,089	950	859
Benefits deposited	894	1,467	3,382
Return on plan assets excluding interest income	1,052	300	1,732
Fair value of plan assets as of December 31	26,791	22,749	19,139

Expected contributions by the employer to be paid to the post-employment benefit plans during the annual period beginning after the end of the reporting period amount to approximately CHF 1.0 million.

C.	Change in net defined benefit liability

	For the Years Ended December 31,
In CHF thousands	2021	2020	2019
Net defined benefit liabilities as of January 1	7,464	7,485	5,665
Net pension cost through statement of income/(loss)	1,679	1,655	1,375
Remeasurement through other comprehensive income/(loss)	(956)	(726)	1,304
Employer’s contribution	(1,089)	(950)	(859)
Net defined benefit liabilities as of December 31	7,098	7,464	7,485

D.	Other comprehensive gains/(losses)

	For the Years Ended December 31,
In CHF thousands	2021	2020	2019
Effect of changes in demographic assumptions	—	1,428	1,138
Effect of changes in financial assumptions	156	(71)	(2,171)
Effect of changes in experience assumptions	(252)	(931)	(2,003)
Return on plan assets excluding interest income	1,052	300	1,732
Total other comprehensive gain/(loss)	956	726	(1,304)

The fair value of the plan assets is the cash surrender value of the insurance with the insurance company (AXA). The investment strategy defined by the board of trustees follows a conservative profile.

The plan assets are primarily held within instruments with quoted market prices in an active market, with the exception of real estate and mortgages.

The weighted-average duration of the defined benefit obligation is 17.1 years and 17.6 years as of December 31, 2021 and 2020, respectively.

The actuarial assumptions used for the calculation of the pension cost and the defined benefit obligation of the defined benefit pension plan for the years ended December 31, 2021, 2020 and 2019, respectively, are as follows:

	For the Years Ended December 31,
	2021	2020	2019
Discount rate	0.30%	0.20%	0.20%
Rate of future increase in compensations	1.75%	1.75%	1.75%
Rate of future increase in current pensions	0.00%	0.00%	0.00%
Interest rate on retirement savings capital	0.75%	0.50%	0.50%
Mortality and disability rates	BVG 2020-CMI	BVG 2020-CMI	BVG 2015-CMI

In defining the benefits, the minimum requirements of the Swiss BVG and its implementing provisions must be observed. The BVG defines the minimum pensionable salary and the minimum retirement credits.

A quantitative sensitivity analysis for significant assumptions as of December 31, 2021 is shown below:

	Discount rate		Future salary increase		Future pension cost		Interest rate on savings capital
Assumptions	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	In CHF thousands
Potential defined benefit obligation	31,190	37,006	34,578	33,176	35,497	32,435	34,822	33,007
Decrease/(increase) from actual defined benefit obligation	2,699	(3,117)	(689)	713	(1,608)	1,454	(933)	882

A quantitative sensitivity analysis for significant assumptions as of December 31, 2020 is shown below:

	Discount rate		Future salary increase		Future pension cost		Interest rate on savings capital
Assumptions	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	in CHF thousands
Potential defined benefit obligation	27,740	33,080	30,912	29,519	31,652	28,916	31,070	29,405
Decrease/(increase) from actual defined benefit obligation	2,473	(2,867)	(699)	694	(1,439)	1,297	(857)	808

The sensitivity analyses above are subject to limitations and have been determined based on a method that extrapolates the impact on net defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period.